CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 52,081	$ 74,315
Short-term available for sale marketable securities	7,077	11,228
Trade receivables (net of allowance for credit loss of $9,756 and $9,036 at December 31, 2022 and 2021, respectively)	77,898	82,815
Other accounts receivable and prepaid expenses	32,570	35,443
Inventories	238,232	204,725
Total current assets	407,858	408,526
LONG-TERM ASSETS:
Severance pay fund	3,410	4,090
Other long-term receivables	0	449
Deferred tax assets, net	16,251	10,880
Long-term deposits and prepaid expenses	3,255	3,832
Long-term available for sale marketable securities	0	8,647
Property, plant and equipment, net	169,292	221,150
Operating lease right-of-use assets	144,098	154,652
Intangible assets, net	8,817	9,627
Goodwill	0	45,800
Total long-term assets	345,123	459,127
Total assets	752,981	867,653
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan	26,135	12,523
Trade payables	62,194	81,369
Related party and other loan	283	2,276
Short term legal settlements and loss contingencies	17,595	22,592
Accrued expenses and other liabilities	58,777	64,534
Total current liabilities	164,984	183,294
LONG-TERM LIABILITIES:
Long-term other loans and financing liability of land from related parties	483	6,240
Long-term bank loan	4,340	0
Accrued severance pay	4,750	5,500
Deferred tax liabilities, net	4,288	4,992
Long-term warranty provision	1,262	1,280
Long term legal settlements and loss contingencies	19,572	20,859
Long-term operating lease liabilities	124,353	143,324
Total long-term liabilities	159,048	182,195
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	7,903	7,869
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2022 and 2021; 34,610,399 and 35,756,166 issued at December 31, 2022 and 2021, respectively; 34,507,303 and 34,473,070 shares outstanding at December 31, 2022 and 2021, respectively	371	371
Additional paid-in capital	163,431	161,929
Capital fund related to non-controlling interest	(5,587)	(5,587)
Accumulated other comprehensive loss, net	(9,578)	(704)
Retained earnings	311,839	377,716
Treasury shares at cost – 1,103,096 ordinary shares at December 31, 2022 and 2021	(39,430)	(39,430)
Total equity	421,046	494,295
Total liabilities and equity	$ 752,981	$ 867,653